Touchstone Tax-Free Money Market Fund (Prospectus Summary) | Touchstone Tax-Free Money Market Fund
Touchstone Tax-Free Money Market Fund Summary
The Fund's Investment Goal
The Touchstone Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Tax-Free Money Market Fund (USD $)	Tax-Free Money Market Fund Class A	Tax-Free Money Market Fund Class S
Wire Redemption Fee	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Tax-Free Money Market Fund		Tax-Free Money Market Fund Class A	Tax-Free Money Market Fund Class S
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		0.25%	0.35%
Other Expenses		0.43%	0.41%
Total Annual Fund Operating Expenses		1.18%	1.26%
Fee Waiver and/or Expense Reimbursement	[1]	(0.29%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.89%	0.90%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.89% and 0.90% for Class A shares and Class S shares, respectively. This expense limitation will remain in effect until at least October 28, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Touchstone Tax-Free Money Market Fund (USD $)	Tax-Free Money Market Fund Class A	Tax-Free Money Market Fund Class S
Expense Example, With Redemption, 1 Year	91	92
Expense Example, With Redemption, 3 Years	346	364
Expense Example, With Redemption, 5 Years	621	657
Expense Example, With Redemption, 10 Years	1,406	1,491

The Fund's Principal Investment Strategies
The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax. High-quality,

short-term municipal obligations are obligations rated within the two highest rating categories, with maturities of 397 days or less and that are rated in one of the two highest short-term rating categories or determined by the investment adviser to be of comparable quality.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in private activity bonds and industrial development bonds, which may be backed only by nongovernmental entities. Under normal circumstances, the Fund will limit its investment in securities whose income is subject to the alternative minimum tax to less than 20% of its assets. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

• Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds

• Tax-exempt notes

• Tax-exempt commercial paper

• Floating and variable rate municipal obligations

• When-issued obligations

• Obligations with puts attached

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less, dollar-weighted average life of 120 days or less, and purchases only

United States dollar-denominated securities with maturities of 397 days or less.

The Fund will hold at least 30% of its total assets in "Weekly Liquid Assets."

"Weekly Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements)

that will mature or are subject to a demand feature that is exercisable and payable within 5 business days. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of

1940 designed to help it maintain a constant share price of $1.00 per share.

The Key Risks
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield. The Fund is subject to the principal risks summarized below.

• Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.

• Interest Rate Risk: The yield of the Fund will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interests rate increase and will decrease when interest rates decrease.

• Manager Risk: The Fund's yield may decrease if the portfolio manager's judgment about the attractiveness, value, credit quality or income potential of a particular security is incorrect.

• Market Disruption Risk: During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

• Municipal Securities Risk: The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of bankruptcy. In addition, the ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund's portfolio securities. This could cause the value of the

  Fund's shares to decrease to a price less than $1.00 per share.

• Rating Agency Risk: Ratings represent a rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to timely update credit ratings in response to subsequent events. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

• Sector Focus Risk: A Fund that focuses its investments in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) is subject to the risk that adverse circumstances will have a greater impact on the

  Fund than a fund that does not focus its investments.

The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund. The bar chart shows changes in performance of the Fund's Class A shares for each of the last 10 calendar years. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Tax-Free Money Market Fund - Class A Total Returns as of December 31

Best Quarter:

2nd Quarter 2001         0.79%

Worst Quarter:

4th Quarter 2010         0.00%

The year-to-date return of the Fund's Class A shares as of September 30, 2011 is

0.01%

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Touchstone Tax-Free Money Market Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Tax-Free Money Market Fund Class A	Tax-Free Money Market Fund - Class A	0.01%	1.15%	1.45%
Tax-Free Money Market Fund Class S	Tax-Free Money Market Fund - Class S	0.01%	1.32%		1.10%	Feb. 03, 2003